Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments	12 Months Ended
Dec. 31, 2021
GUARANTEES WITH THIRD PARTIES, CONTINGENT ASSETS AND, LIABILITIES, AND OTHER COMMITMENTS
Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments

35.  GUARANTEES WITH THIRD PARTIES, CONTINGENT ASSETS AND, LIABILITIES, AND OTHER COMMITMENTS

35.1 Direct guarantees

As of December 31, 2021, Enel Chile had future energy purchase commitments amounting to ThCh$7,347,166,465 (ThCh$6,458,055,505 as of December 31, 2020).

35.2 Indirect guarantees

			Debtor			Outstanding balance as of
Contract	Maturity	Creditor of Guarantee	Company	Relationship	Type of Guarantee	Currency	12-31-2021 ThCh$	12-31-2020 ThCh$
B Bond (*)	October 2028	Bondholders Enel Américas´ Bond Program	Enel Américas	Companies divided from the original debtor Enersis (solidarity debtor Enel Chile)	Joint and several co-signer	UF	2,803,327	7,672,851
Credit opening contract	November 2022	Pto. GDN BID	Enel Green Power Chile S.A.	Subsidiary	Guarantor	US$	25,389,270	21,368,491
Credit opening contract	December 2021	Scotiabank Chile	Enel Green Power Chile S.A.	Subsidiary	Guarantor	US$	-	106,811,188
Warranty contract	December 2027	Enel Finance International N.V.	Enel Green Power Chile S.A.	Subsidiary	Guarantor	US$	-	458,115,841

(*)Upon the demerger of the original issuer, Enersis (currently Enel Américas), and in accordance with the bond indenture, all entities arising from the demerger are liable for the debt, regardless of the fact that that the payment obligation remains in Enel Américas.

35.3 Litigation and arbitration proceedings

As of the date of these consolidated financial statements, the most relevant litigation and arbitration proceedings of Enel Chile and its subsidiaries are the following:

1.Enel Chile
1.1.	In October 2020, Inversiones Tricahue S.A. filed a tort liability lawsuit against Enel Chile, claiming its alleged liability for the economic losses suffered as a result of the corporate restructuring. In this lawsuit, Inversiones Tricahue and its subsidiary seek ThCh$72,558,025 and ThCh$12,431,395, respectively. On December 6, 2021, the court opened an evidentiary period; however, such resolution has not yet been notified to the parties.
1.2.	On August 25, 2021, three investors, Inversiones Inmobiliarias y Asesorías Anaelen Ltda., Inversiones León Obrecht Ltda. and Inversiones Antares Ltda., filed a criminal complaint with the 7th Criminal Court of Santiago. The claim for the crime of mismanagement was filed against the Directors of Empresa Eléctrica Pehuenche S.A. and the crime of infringement of the duties of supervision and oversight was filed against Enel Chile. The second claim was based on the fact that Enel Chile allegedly allowed the crime of mismanagement to be committed by Pehuenche. On August 25, 2021 the 7th Criminal Court of Santiago admitted the processing of the complaint and, afterwards, sent the case file to the Public Prosecutor’s Office of the Central-North Metropolitan Regional Prosecutor’s Office. The case is in the informal investigation stage.
2.Enel Generación Chile S.A.
2.1.	On August 20, 2021, Inversiones Tricahue S.A. filed a request for a precautionary injunction against Enel Generación Chile S.A. with the 19th Civil Court of Santiago to enjoin Enel Generación Chile S.A. from entering into acts and contracts. In this context, on August 18, 2021, a precautionary injunction was decreed prohibiting Enel Generación Chile S.A. from executing acts or entering into agreements with respect to the shares owned by it in Empresa Eléctrica Pehuenche S.A. that would entail the merger of both companies. Consequently, Enel Generación Chile S.A. abstained from participating in the Extraordinary Shareholders’ Meeting of Empresa Eléctrica Pehuenche S.A. held on September 28, 2021, which was convened to decide on the merger of the latter with Enel Generación Chile S.A., so this transaction could not be approved. It should be noted that the shareholders of Enel Generación Chile S.A. had approved the aforementioned merger at an Extraordinary
Shareholders’ Meeting of Enel Generación Chile S.A. held on August 27, 2021. In addition to the above, Inversiones Tricahue S.A. announced an arbitration claim against Enel Generación Chile S.A. and requested the appointment of an arbitrator in compulsory arbitration. At the appointment hearing there was no agreement between the parties, and the court, in view of the disagreement, appointed an arbitrator on December 16, 2021.
3.Enel Distribución Chile S.A.
3.1.	The National Consumer and User Protection Agency, CONADECUS, filed a class action lawsuit against Enel Distribución Chile S.A. for violation of the collective and diffuse interest of consumers due to non-compliance with Law No. 19,496, the amount of which is undetermined. On November 5, 2021 Enel Distribución Chile S.A. filed a motion for reconsideration against the resolution that allows the lawsuit to proceed. As of December 31, 2021, the resolution on the motion is pending.
3.2.	The National Consumer Service, SERNAC, filed a lawsuit against Enel Distribución Chile S.A. and Empresa Eléctrica Colina on the basis of the power outages that occurred between January 29 and February 2, 2021, the amount of which is undetermined. On December 13, 2021 Enel Distribución Chile S.A. filed a motion for reconsideration against the decision that allows the lawsuit to proceed. As of December 31, 2021, the resolution on the motion is pending.
3.3.	The Municipality of Recoleta filed an enforcement lawsuit against Enel Distribución Chile S.A. by virtue of the provisions of Ordinance No. 75 of 2021, on “Municipal Fees for the Municipality of Recoleta”, for the amount of ThCh$ 2,344,896.
3.4.	By means of Exempt Resolution No. 24,805 dated July 20, 2018, the Superintendence of Electricity and Fuels confirmed the fine imposed on Enel Distribución Chile S.A. equivalent to 80,000 UTM (ThCh$4,333,680), by unfavorably resolving the motion for reconsideration against Exempt Resolution No. 21,788 dated December 29, 2017. On July 27, 2021, the court issued a judgment dismissing Enel Distribución Chile S.A.’s request and on August 6, 2021, Enel Distribución Chile S.A. filed an appeal, which was granted on August 30, 2021. On September 8, 2021, the case entered the Supreme Court and on September 24, 2021, the hearing was held. The case is awaiting the court’s judgment.
3.5.	By means of Exempt Resolution No. 24,821 dated July 23, 2018, the Superintendence of Electricity and Fuels confirmed the fine imposed on Enel Distribución Chile S.A. equivalent to 10,000 UTM (ThCh$ 541,710), by unfavorably resolving the motion for reconsideration against Exempt Resolution No. 21.790 dated December 29, 2017. On July 27, 2021, the court issued a judgment dismissing Enel Distribución Chile S.A.’s request and on August 6, 2021, Enel Distribución Chile S.A. filed an appeal. On September 24, 2021, the hearing was held and the case is awaiting the court’s judgment.
3.6.	By means of Exempt Resolution No. 27,005 dated December 28, 2018 (received on January 28, 2019), the Superintendence of Electricity and Fuels imposed a fine on Enel Distribución Chile S.A. equivalent to 16,911 UTM (ThCh$916,086), on the basis that Enel Distribución Chile S.A. exceeded the standard established in the supply continuity index for the period 2015-2016. Enel Distribución Chile S.A. filed a request for reconsideration against this resolution, which was rejected in Exempt Resolution No. 32,760. Consequently, an appeal was filed against this resolution with the Court of Appeals of Santiago on September 9, 2020. On April 8, 2021, the court issued a judgment, which partially accepted the arguments raised by Enel Distribución Chile S.A., and reduced the fine to 5,925 UTM (ThCh$320,963). The Superintendence of Electricity and Fuels appealed the decision and the case was sent to the Supreme Court on April 23, 2021. On May 5, 2021, the respective arguments were made before the Supreme Court. To date there has been no ruling, and the case is still pending judgment by the Supreme Court.
3.7.	By means of Exempt Resolution No. 33,196 dated August 25, 2020, the Superintendence of Electricity and Fuels imposed a fine on Enel Distribución Chile S.A. equivalent to 22,000 UTM (ThCh$1,191,762), on the basis that Enel Distribución Chile S.A. did not comply with article 4-2 of the regulations of technical quality of the distribution service. The resolution derived from the information provided by Enel Distribución Chile S.A. in the proceedings captioned “outages year 2018”, which indicated that Enel Distribución Chile S.A. exceeded the maximum limit of System Average Interruption Duration Index (SAIDI), established in the current regulations in at least four districts. An appeal was filed against this resolution with the Court of Appeals of Santiago on May 6, 2021. On November 19, 2021, a ruling was issued, dismissing the appeal. On December 1, 2021, Enel Distribución Chile S.A. appealed the ruling, and the case was sent to the Supreme Court on December 7, 2021. The hearing for the arguments was held on December 27, 2021, where the case is being considered.
4.Enel Transmisión Chile S.A.
4.1.	By means of Exempt Resolution No. 32,918 dated July 14, 2020, the Superintendence of Electricity and Fuels imposed a fine on Enel Distribución Chile S.A. equivalent to 10,000 UTM (ThCh$ 541,710), on the basis that on March 7, 2019 Enel Distribución Chile S.A. failed to comply with its duty to maintain the electric supply at the Brasil Substation. Enel Distribución Chile S.A. filed a request for reconsideration, which was rejected and the fine was confirmed. Consequently, on September 3, 2021, Enel Distribución Chile S.A. filed an appeal against such resolution with the Court of Appeals of Santiago. On November 15, 2021, the Court of Appeals of Santiago requested a report from the Superintendence of Electricity and Fuels, which was issued on November 30, 2021. On December 3, 2021, the case was passed to the reporting judge.

In relation to the litigation proceedings described above, the Enel Chile Group has established provisions for ThCh$6,863,141 as of December 31, 2021 (see Note 24). There are other litigations that also have associated provisions but are not described in this note since individually they represent immaterial amounts. Management considers that the provisions recorded adequately cover the risks due to penalties. Therefore, they do not expect additional liabilities to arise from other than those already registered.

Because of the characteristics of the risks covered by these provisions, it is not possible to determine a reasonable payment schedule, if any.

35.4. Financial restrictions.

Several debt contracts of the Company, and of some of its subsidiaries include the obligation to comply with certain financial ratios, which is common in contracts of this nature. There are also affirmative and negative covenants that require monitoring of these commitments. In addition, there are restrictions in the sections of events of default that must be fulfilled to avoid acceleration of the debt.

1.	Cross Default

Some of the financial debt contracts contain cross default clauses.

Financial restrictions	Enel Chile	Enel Chile	Enel Chile	Enel Generación Chile	Enel Generación Chile
Instrument type with restriction	Cred. with Fin. Inst.	Cred. with Fin. Inst.	Yankee bonds	Yankee bonds	Yankee bonds
Restriction to be fulfilled by Informant or Subsidiary	Any financial debt that Enel Chile maintains, for any amount in arrears, and that the principal of the debt that gives rise to the cross default exceeds US$150 million in an individual debt.	Any financial debt that Enel Chile maintains, for any amount in arrears, and that the principal of the debt that gives rise to the cross default exceeds US$150 million in an individual debt.	Any financial debt that Enel Chile maintains, for any amount in arrears, and that the principal of the debt that gives rise to the cross default exceeds US$150 million in an individual debt.

Any financial debt held by Enel Generación Chile or its Chilean subsidiaries, for any amount in arrears, and that the principal of the debt that gives rise to the cross default exceeds US$30 million in an individual debt.

Any financial debt held by Enel Generación Chile or its Chilean subsidiaries, for any amount in arrears, and that the principal of the debt that gives rise to the cross default exceeds US$50 million in an individual debt.

Creditor	BBVA, S.A. (Administrative Agent)	Santander Chile, SMBC and Scotiabank	Bank of New York Mellon (Representative of Bondholders)	Bank of New York Mellon (Representative of Bondholders)	Bank of New York Mellon (Representative of Bondholders)
Registration Number	-	-	ISIN: US29278DAA37	ISIN: US29244TAC53; US29244TAB7; US29244TAA9	ISIN: US29246RAA14
Indicator name or financial ratio	cross default	cross default	cross default	cross default	cross default
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly	Quarterly
Calculation mechanism or definition of the indicator or ratio	Debt in arrears greater than US$150 million of principal individually.	Debt in arrears greater than US$150 million of principal individually.	Debt in arrears greater than US$150 million of principal individually.	Debt in arrears greater than US$30 million of principal individually.	Debt in arrears greater than US$50 million of principal individually.
Restriction that must be fulfilled (Range, Value and Unit of measure)	Not have individual debts in arrears greater than US$150 million.	Not have individual debts in arrears greater than US$150 million.	Not have individual debts in arrears greater than US$150 million.	Not have individual debts in arrears greater than US$30 million.	Not have individual debts in arrears greater than US$50 million.
Indicator or ratio determined by the company	There are no outstanding debts for an amount greater than US$150 million individually.	There are no outstanding debts for an amount greater than US$150 million individually.	There are no outstanding debts for an amount greater than US$150 million individually.	There are no outstanding debts for an amount greater than US$30 million individually.	There are no outstanding debts for an amount greater than US$50 million individually.
Compliance YES/NO	Yes	Yes	Yes	Yes	Yes
Accounts used in the calculation of the indicator or ratio	-	-	-	-	-

Financial restrictions	Enel Generación Chile	Enel Generación Chile	Enel Green Power Chile	Enel Distribución Chile
Instrument type with restriction	Series H and M Bonds	Cred. with Fin. Inst.	Cred. with Fin. Inst.	Cred. with Fin. Inst.
Restriction to be fulfilled by Informant or Subsidiary	Any financial debt that Enel Generación Chile maintains, for any amount in arrears, and that the principal of the debt that gives rise to the cross default exceeds US$50 million in an individual debt.	Any financial debt held by Enel Generación Chile, for any amount in arrears.

Any financial debt held by Enel Green Power Chile or material subsidiary, for any amount in arrears, and that the principal of the debt that gives rise to the cross default exceeds US$50 million individually.

Any financial debt held by Enel Distribución Chile, for any amount in arrears.
Creditor	Banco Santander (Representative of Bondholders)	Banco Santander Chile	Inter-American Development Bank	Banco Santander Chile, Security and Scotiabank
Registration Number	Registration in the CMF Securities Registry No. 317 for Series H and No. 522 for Series M	-	-	-
Indicator name or financial ratio	cross default	cross default	cross default	cross default
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Calculation mechanism or definition of the indicator or ratio	Debt in arrears greater than US$50 million of principal individually.	Delinquent debt.	Debt in arrears greater than US$50 million of principal individually.	Delinquent debt.
Restriction that must be fulfilled (Range, Value and Unit of measure)	Not have individual debts in arrears greater than US$50 million.	Not have individual debts in arrears.	Not have individual debts in arrears greater than US$50 million.	Not have individual debts in arrears.
Indicator or ratio determined by the company	There are no outstanding debts for an amount greater than US$50 million individually.	There are no delinquent debts.	There are no outstanding debts for an amount greater than US$50 million individually.	There are no delinquent debts.
Compliance YES/NO	Yes	Yes	Yes	Yes
Accounts used in the calculation of the indicator or ratio	-	-	-	-

2.	Financial covenants

Financial covenants are contractual commitments with respect to minimum or maximum financial ratios that the Company is obliged to meet at certain periods of time (quarterly, annually, etc.) and in some cases only when certain conditions are met. Most of the financial covenants of the Company limit leverage and track the ability to generate cash flow that will service the companies’ indebtedness. Certain companies are also required to periodically certify these covenants. The types of covenants and their respective limits vary according to the type of debt and contract.

Financial restrictions	Enel Generación Chile	Enel Generación Chile	Enel Generación Chile	Enel Generación Chile
Instrument type with restriction	Series H and M Bonds	Series H and M Bonds	Series H and M Bonds	Series H Bonds
Restriction to be fulfilled by Informant or Subsidiary	A ratio between Financial Obligations and Total Capitalization must be maintained of less than or equal to 0.64.	Maintain a Minimum Equity of Ch$761,661 million, a limit that is updated at the end of each fiscal year, as established in the contract.	Maintain a Financial Expense Coverage Coefficient of greater than or equal to 1.85.

Maintain a Net Active Position with Related Companies not exceeding the equivalent amount in pesos, legal tender, of US$500 million, according to the exchange rate observed on the date of its calculation.

Creditor	Banco Santander (Representative of Bondholders)	Banco Santander (Representative of Bondholders)	Banco Santander (Representative of Bondholders)	Banco Santander (Representative of Bondholders)
Registration Number	Registration in the CMF Securities Registry No. 317 for Series H and No. 522 for Series M	Registration in the CMF Securities Registry No. 317 for Series H and No. 522 for Series M	Registration in the CMF Securities Registry No. 317 for Series H and No. 522 for Series M	Registration in the Securities Registry of CMF No. 317
Indicator name or financial ratio	Consolidated Indebtedness Level	Equity Attributable to the Parent Company	Financial Expenses Coverage Coefficient	Net Active Position with Related Companies
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Calculation mechanism or definition of the indicator or ratio

Financial Obligations corresponding to the sum between Loans that accrue interest, current, Loans that accrue interest, non-current, Other financial liabilities, current, Other financial liabilities, non-current and Other obligations guaranteed by the Issuer or its subsidiaries, while Total Capitalization is the sum between Financial Obligations and Total Equity.

The Equity corresponds to the Equity attributable to the owners of the parent company, which is contrasted with the level of Minimum Equity that will be readjusted by a percentage, provided it is positive, of the annual variation of the Consumer Price Index multiplied by the difference between 1 minus the ratio of Non-Monetary Assets in Chile recorded in pesos and the Equity Attributable to the Parent Company. If the annual variation of the Consumer Price Index is negative or if the ratio between Non-Monetary Assets in Chile recorded in pesos and Equity Attributable to the Parent Company is greater than one, there will be no readjustment in that year.

Financial expense coverage is the quotient between: i) Gross operating profit, plus Financial income and dividends received from associated companies, and ii) Financial expenses; both items refer to the period of four consecutive quarters ending at the end of the quarter being reported.

The Net Active Position with Related Companies is the difference between: i) the sum of Accounts Receivable from Related Entities of Current and Non-Current Assets and ii) the sum of Accounts Payable to Related Entities of Current and Non-Current Liabilities. The amounts corresponding to those that jointly comply with the following must be excluded from the foregoing: i) operations lasting less than 180 days, and ii) operations arising from the ordinary course of business of Enel Generación Chile or its subsidiaries.

Restriction that must be fulfilled (Range, Value and Unit of measure)	A ratio between Financial Obligations and Total Capitalization must be maintained of less than or equal to 0.64.	Maintain a Minimum Equity of Ch$761,661 million, a limit that is updated at the end of each fiscal year, as established in the contract.	Maintain a Financial Expense Coverage Coefficient of greater than or equal to 1.85.

Maintain a Net Active Position with Related Companies not exceeding the equivalent amount in pesos, legal tender, of US$500 million, according to the exchange rate observed on the date of its calculation.

Indicator or ratio determined by the company	0.37	Ch$1,499,913 million	3.99	-US$20.76 million
Compliance YES/NO	Yes	Yes	Yes	Yes
Accounts used in the calculation of the indicator or ratio	Financial Obligations and Total Capitalization	Equity attributable to the owners of the parent company.	Gross Operating Income and Financial Expenses	Current and Non-Current Accounts Receivable and Payable to Related Entities.

Finally, in most contracts, the acceleration of the debt due to non-compliance with covenants does not occur automatically. Certain conditions must be met, such as the expiration of remediation periods, among others.

As of December 31, 2021, Enel Chile and its subsidiaries comply with all the financial obligations summarized herein. They also comply with other financial obligations whose non-compliance could result in the acceleration of the maturity of its financial commitments.

35.5. COVID-19 contingency

On January 30, 2020, the World Health Organization (WHO) declared the outbreak of the new coronavirus 2019, or COVID-19, to be a “Public Health Emergency of International Concern.” On March 11, 2020, the WHO confirmed that the outbreak of COVID-19 had reached the level of a pandemic, which could significantly affect Chile, as well as the Company’s commercial partners within and outside the country.

To address this international public health emergency due to COVID-19, on March 18, 2020, President Sebastián Piñera decreed a State of Constitutional Exception of Catastrophe, establishing containment measures specifically designed to restrict the free movement of people, which include curfews, mandatory selective quarantines, prohibition of mass meetings, temporary closure of companies and businesses, among other measures.

Accordingly, Enel Distribución Chile S.A. announced it would adopt certain preventive measures, such as the suspension of meter readings and focusing field activities on essential operations for supply continuity. It also announced extraordinary measures to support the most vulnerable households, such as not disconnecting energy services due to customers being in payment default and offering payment installment plans, with no down payment or interest for customers in debt.

Additionally, the Group issued guidelines to guarantee compliance with the measures introduced by the Chilean government and took a number of actions to adopt the most appropriate procedures to prevent and/or mitigate the effects of COVID-19 contagion among employees, while guaranteeing business continuity. This has been made possible mainly due to:

•	The use of telework for all employees whose jobs can be performed remotely (75% of the staff). This work mode was introduced in the Group a few years ago, which thanks to digitalization investments allows work to be performed remotely with the same level of efficiency and effectiveness;
•	Digitalization of processes and infrastructure, which ensures the normal operation of the Company’s generation assets, continuity of the electrical service, and remote management of all activities related to the market and customer relations.

All the Company’s efforts continue to focus on guaranteeing the proper and safe operation of the Company’s businesses, while safeguarding the health and safety of the Company’s employees.

On August 5, 2020, Law No. 21,249 the Law of Utility Services (Ley de Servicios Básicos) was enacted to prohibit electricity distribution companies from cutting services due to nonpayment for residential customers, small businesses, hospitals, and firefighters, among others. The benefit associated with not disconnecting energy services due to customers being in payment default was effective for 90 days following the enactment of the Law, and debts accumulated by customers covered by this measure must be paid within a maximum of 12 installments from the end of the grace period.

Subsequently, on December 29, 2020, Law No. 21,301 was enacted, which extended the terms defined in Law No. 21,249, setting the duration of the benefit to 270 days following the enactment of this new Law instead of the initial 90 days. Also, the number of installments was modified to a maximum of 36 instead of the 12 maximum installments previously defined. These measures were effective through May 5, 2021.

Law No. 21,340 was enacted on May 13, 2021, which extends the effects of Law No. 21,249 until December 31, 2021. If the State of Constitutional Exception (Catastrophe) is still in force on this date, the terms will be extended up to 60 days from the end of this state. In addition, the maximum number of installments has been increased from 36 to 48.

In December 2021, the Chilean association of power distribution companies (“Empresas Eléctricas”) announced that its members (CGE, Chilquinta, Enel Distribución Chile S.A., and Grupo Saesa) would extend until January 31, 2022, the prohibition on cutting service to customers for non-payment of electricity bills, despite the law expiring on December 31, 2021.

In relation to the degree of uncertainty generated in the macroeconomic and financial environments in which the Group operates and their effects on the Company’s income as of December 31, 2021, these are fundamentally related to an increase in the impairment loss on trade receivables regarding the pre COVID-2019 situation (see Notes 3.g.3 and 8.d).

35.6. Other Commitments

On October 28, 2021, Enel X Chile acquired a 10% interest in Sociedad de Inversiones K Cuatro S.P.A. for ThCh$31,632, which is presented in other long-term financial assets (see Note 6). Sociedad de Inversiones K Cuatro S.P.A. was awarded the public bid for the complementary bus supply service for the Public Transportation System of the Province of Santiago and the communes of San Bernardo and Puente Alto. Consequently, it incorporated an SPV called Suministradora de Buses K Cuatro SpA.

As a result of this award, Suministradora de Buses K Cuatro SpA. will have to acquire 991 buses for subsequent leasing to the operators of the Public Transportation System. The approximate cost of this acquisition amounts to US$ 364 million plus VAT. In addition, the bidding conditions establish certain minimum capital obligations for Suministradora de Buses K Cuatro SpA, which are triggered with the notification of the supply order(s), a situation which at the time of issuance of these financial statements has not occurred. Once Suministradora de Buses K Cuatro SpA. is notified of the supply order(s), such company must make a capital increase estimated at US$ 63 million, of which, pro rata to its ownership interest, Enel X Chile must contribute its pro rata share of the capital increase through Sociedad de Inversiones K Cuatro S.P.A. (see Note 40).